Loan Portfolio Indemnification Obligations (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Maximum potential number of future payments	$ 33,800,000
Indemnification liability		$ 1,400,000
Financing Receivable [Member]
Short-Term Debt [Line Items]
Adjusted portfolio collateral	44,100,000
Financing receivable gross balance	52,058,853
Reversal of provision	200,000
Uncollateralized [Member]
Short-Term Debt [Line Items]
Uncollateralized gap	$ 3,400,000
CRB Loan [Member]
Short-Term Debt [Line Items]
Outstanding loan percentage	65.00%